RELATED PARTY BALANCES AND TRANSACTIONS (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	$ 6,300,400	$ 1,773,938	$ 6,865,549	$ 2,082,051	$ 4,555,096
Amounts due to related parties	64,439		53,602		87,459
Tencent Group
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	355		346		372
Amounts due to related parties	64,439		53,602		87,459
Transactions with Related Parties	94,905	48,096	136,062	85,116
Tencent Group | Cloud service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties	92,149	46,029	132,952	75,575
Tencent Group | Softwares purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties			1,468	1,524
Softwares purchased	1,553
Tencent Group | SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	230		209		265
Services provided by related parties	544	549	823	905
Tencent Group | ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	264		313		1,307
Services provided by related parties	345	310
Income from related parties			510	475
Tencent Group | Other services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties			309	108
Tencent Group | Other services.
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties	314
Tencent Group | Equipment purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties		$ 1,208
Tencent Group | Equipment purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided by related parties				$ 6,529
Tencent Group | Cloud equipment and services
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 63,945		$ 53,080		$ 85,887